PROVISIONS AND CONTINGENT LIABILITIES - Contingencies in bank favor (Details)	12 Months Ended
Dec. 31, 2019 USD ($)
PROVISIONS AND CONTINGENT LIABILITIES
Contingent Liabilities	$ 6,101
Revocatory Action Claim	Colombian National Tax Office (DIAN) Resolution 04 of 2017
Contingent Liabilities Decision	Favorable